Accumulated Other Comprehensive Loss Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (806)		$ (806)		$ (782)	$ (741)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0		0		(14)	(25)	$ (12)
Stockholders' Equity Note, Spinoff Transaction						(4,211)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax					0	0	0
Accumulated Other Comprehensive Income (Loss), Net of Tax	(533)	$ (558)	(533)	$ (558)	(545)	(513)	(738)	$ (580)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			11	(45)	(70)	161	(157)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			(1)	0	0	(1)	1
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders			12	(45)	(70)	162	(158)
Stockholders' Equity Note, Spinoff Transaction						63
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(256)	(226)	(256)	(226)	(260)	(229)	(251)	(194)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			0	0	(18)	15	(63)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			(4)	(3)	(9)	(7)	(6)
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders			4	3	(9)	22	(57)
Stockholders' Equity Note, Spinoff Transaction						0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(17)	42	(17)	42	23	1	(12)	(10)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			(35)	36	17	(4)	(9)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			5	(5)	(5)	(17)	(7)
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders			(40)	41	22	13	(2)
Stockholders' Equity Note, Spinoff Transaction						0
Accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(806)	(742)	(806)	(742)	(782)	(741)	(1,001)	$ (784)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax			(24)	(9)	(71)	172	(229)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			0	(8)	(14)	(25)	(12)
Other comprehensive income (loss), net of tax, attributable to Hilton stockholders	$ (8)	$ (62)	$ (24)	$ (1)	(57)	197	$ (217)
Stockholders' Equity Note, Spinoff Transaction						$ 63
Accounting standards update 2018-02
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					0
Accounting standards update 2018-02 | Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					38
Accounting standards update 2018-02 | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					(22)
Accounting standards update 2018-02 | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					0
Accounting standards update 2018-02 | Accumulated other comprehensive loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					$ 16